Annual Total Returns (Vanguard Global ex-U.S. Real Estate Index Fund - Institutional Shares Institutional) (Vanguard Global ex-U.S. Real Estate Index Fund, Vanguard Global ex-U.S. Real Estate Index Fund - Institutional Shares)
12 Months Ended
Oct. 31, 2014
Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Institutional Shares
Annual Total Return
2014	2.70%
2013	3.38%
2012	41.73%